Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)

	2022	2021	2020
	(in € millions)
Current tax expense
Current year	82	37	25
Changes in estimates in respect to prior year	13	2	(9)
	95	39	16
Deferred tax (benefit)/expense
Temporary differences	(158)	5	(137)
Change in recognition of deferred tax	124	241	(7)
Change in tax rates	—	(1)	—
Changes in estimates in respect to prior years	(1)	(1)	—
	(35)	244	(144)
Income tax expense/(benefit)	60	283	(128)

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes
A reconciliation between the income tax expense/(benefit) for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94% to the consolidated loss before tax for each of the years ended December 31, 2022, 2021, and 2020 is shown in the table below:

	2022	2021	2020
	(in € millions)
(Loss)/income before tax	(370)	249	(709)
Tax using the Luxembourg tax rate	(93)	62	(177)
Effect of tax rates in foreign jurisdictions	(11)	1	12
Permanent differences	23	(35)	54
Change in unrecognized deferred taxes	124	239	(9)
Adjustments in respect of previous years	12	1	(9)
Foreign withholding taxes	2	12	1
Other	3	3	—
Income tax expense/(benefit)	60	283	(128)

Schedule of Major Components of Deferred Tax Assets and Liabilities
The major components of deferred tax assets and liabilities are comprised of the following:

	2022	2021
	(in € millions)
Intangible assets	(70)	(66)
Share-based compensation	18	8
Tax losses carried forward	93	53
Property and equipment	50	58
Unrealized (gains)/losses	(130)	(43)
Trade and other payables	29	1
Other	13	2
Net deferred tax assets	3	13

Summary of Reconciliation of Net Deferred Tax
A reconciliation of net deferred tax is shown in the table below:

	2022	2021	2020
	(in € millions)
At January 1	13	15	7
Movement recognized in consolidated statement of operations	36	(240)	144
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(32)	239	(136)
Movement due to acquisition	(14)	(1)	—
At December 31	3	13	15

Summary of Deferred Tax Reconciliation to Balance Sheet

Reconciliation to consolidated statement of financial position	2022	2021
	(in € millions)
Deferred tax assets	8	13
Deferred tax liabilities	5	—

Summary of Deferred Tax Assets Unrecognized
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which entities within the Group can use the benefits.

	2022	2021
	(in € millions)
Intangible assets	22	74
Share-based compensation	3	122
Tax losses carried forward	329	316
Tax credits carried forward	80	51
Capitalized Research & Development Costs	106	—
Unrealized (gains)/ losses	—	7
Other	58	60
Total	598	630

Schedule of Tax Loss and Credit Carry-forwards Expected to Expire
Tax loss and credit carry-forwards as at December 31, 2022 were expected to expire as follows:

Expected expiry	2023 - 2032	2033 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	101	437	1,596	2,134
Research and development credit carry-forward	—	80	—	80